Inventories, net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of Inventories, Net

Inventories, net are summarized as follows (in thousands):

	March 31, 2025	December 31, 2024
Coal	$99,820	$118,504
Raw materials, parts, supplies and other, net	97,825	89,086
Total inventories, net	$197,645	$207,590

Inventories, net are summarized as follows (in thousands):

	December 31, 2024	December 31, 2023
Coal	$118,504	$129,989
Raw materials, parts, supplies and other, net	89,086	53,960
Total inventories, net	$207,590	$183,949